Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Payroll	$ 121,079	$ 253,212
Interest payable	96,640	21,132
Other payable	93,053	73,823
Total	$ 310,772	$ 348,167